INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2012	December 31, 2011
Raw materials	78	105
Work-in-process	941	1,002
Finished products	334	424
Total	1,353	1,531